Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
Intangible assets, net, consist of the following (in thousands, except years):

	As of June 30, 2023
	Weighted- Average Remaining Contractual Life (In Years)	Gross Carrying Amount	Accumulated Amortization	Intangible Assets, Net
Acquired technologies	8.5	$7,410	$(3,415)	$3,995
IPR&D		20,940	—	$20,940

Total		$28,350	$(3,415)	$24,935

Intangible assets, net, consist of the following (in thousands, except years):

	As of December 31, 2022
	Weighted- Average Remaining Contractual Life (In Years)	Gross Carrying Amount	Impairment (1)	Accumulated Amortization	Intangible Assets, Net
Acquired technologies	8.8	$24,330	$(9,660)	$(10,360)	$4,310
IPR&D		20,940	—	—	$20,940

Total		$45,270	$(9,660)	$(10,360)	$25,250

(1)
Includes the impairment of BMS Relaxin and BMS
FGF-21
intangible assets, as more fully described within the
Intangible Assets, Net
subsection of
Note 2—Summary of Significant Accounting Policies
. These intangible asset impairments are presented in the condensed consolidated statements of operations and comprehensive loss as impairment of intangible assets within operating activities.

Intangible assets, net, consist of the following as of and for the year ended December 31, 2022 (in thousands, except years):

	Weighted- Average Remaining Contractual Life (in years)	Gross Carrying Amount	Impairment (1)	Accumulated Amortization	Intangible Assets, Net
Acquired technologies	8.8	$24,330	$(9,660)	$(10,360)	$4,310
IPR&D		20,940	—	—	20,940

Total		$45,270	$(9,660)	$(10,360)	$25,250

(1)
Includes the impairment of BMS Relaxin and BMS
FGF-21
intangible assets, as more fully described within the Intangible Assets, Net subsection of Note 2—Summary of Significant Accounting Policies. These intangible asset impairments are presented in the consolidated statements of operations and comprehensive loss as impairment of intangible assets within operating activities.

Intangible assets, net, consist of the following as of and for the year ended December 31, 2021 (in thousands, except years):

	Weighted- Average Remaining Contractual Life (in years)	Gross Carrying Amount	Additions	Impairment (1)	Accumulated Amortization	Intangible Assets, Net
Acquired technologies	9.7	$23,870	$1,250	$(513)	$(9,585)	$15,022
IPR&D		20,940	—	—	—	20,940

Total		$44,810	$1,250	$(513)	$(9,585)	$35,962

(1)
Represents the impairment of an acquired technology intangible asset, as more fully described within the Intangible Assets, Net subsection of Note 2—Summary of Significant Accounting Policies. These intangible asset impairments are presented in the consolidated statements of operations and comprehensive loss as impairment of intangible assets within operating activities.

Schedule of Future Amortization Expense	Future amortization expense is as follows as of December 31, 2022 (in thousands):

Year ending December 31,
2023	$629
2024	630
2025	629
2026	364
2027	356
Thereafter	1,702

Total	$4,310